Deferred Revenue - Summary of Deferred Revenue (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred revenue [line items]
Deferred revenue	¥ 1,285,272	¥ 778,866
Total current	1,162,380	707,186
Total non-current	122,892	71,680
Deferred revenue on Niku (Beef) Mileage customer loyalty programs [member]
Disclosure of deferred revenue [line items]
Deferred revenue	1,107,403	651,054
Deferred revenue from area franchise fees [member]
Disclosure of deferred revenue [line items]
Deferred revenue	37,898	45,354
Other deferred revenue [member]
Disclosure of deferred revenue [line items]
Deferred revenue	¥ 139,971	¥ 82,458